UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TUHYX U.S. High Yield Fund –
.
TUHAX U.S. High Yield Fund–
.
Advisor  Class
TUHIX U.S. High Yield Fund–
.
I Class

T. ROWE PRICE U.S. High Yield Fund
HIGHLIGHTS
The U.S. High Yield Fund generated negative returns and underperformed its benchmark, the ICE BofA US High Yield Constrained Index, and its Lipper peer group average over the six-month period ended November 30, 2022.
Strained liquidity and risk-off sentiment weighed on the CCC rating bucket. As a result, our overweight allocation to bonds rated CCC, coupled with security selection within the quality bucket, detracted from relative performance.
Conversely, our selection among B and BB rated bonds generated relative gains, as did our out-of-benchmark allocation to leveraged loans (also known as bank debt).
In terms of industry positioning, we continued to hold a sizable overweight to the energy sector, which represented our largest absolute position and benefited performance. However, we began to reduce our overweight based on richer valuations and as credit spreads within the sector tightened following a sustained period of outperformance.
We believe we have seen peak inflation and Treasury rates but acknowledge that macro risks remain. Given continued risks around the potential and likelihood of a recession, we continue to stress-test credits for resiliency in such an environment, and we have upgraded the overall quality of our portfolio since the start of the year.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE U.S. High Yield Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE U.S. High Yield Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. High Yield Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks total return, and secondarily, current income.
FUND COMMENTARY
How did the fund perform in the past six months?
The U.S. High Yield Fund returned -4.55% in the six-month period ended
November 30, 2022. The fund underperformed its benchmark, the ICE BofA
US High Yield Constrained Index, and the Lipper peer group average. (Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results . )
What factors influenced the fund’s performance?
The high yield bond market
was adversely impacted
by macro- and rate-driven
volatility during the reporting
period. Macroeconomic
sentiment was mixed as
expectations for smaller
rate hikes supported
risk assets before these
hopes were dashed by the
Federal Reserve’s hawkish
rhetoric in response to stubborn inflation and tightness in the labor market, further spurring recession fears. From a technical perspective, primary issuance remained subdued amid volatility and higher rates, and liquidity remained challenged.
Strained liquidity and risk-off sentiment weighed on the CCC rating bucket. As a result, our overweight allocation to bonds rated CCC, coupled with security selection within the quality bucket, detracted from relative performance.
Conversely, our selection among B and BB rated bonds generated relative gains.
An out-of-benchmark allocation to leveraged loans, which we selectively and opportunistically allocate to given their relatively attractive yields and limited duration, was another contributor to relative performance as the asset class significantly outperformed high yield bonds amid rising rates.
The industries that weighed on relative results included basic industry, media, and automotive. The largest detractors among individual issuers included chemical manufacturing company Venator Materials, which traded lower due to its exposure to Europe as mounting concerns about a potential recession
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
U.S. High Yield Fund –
.
-4.55%
U.S. High Yield Fund–
.
Advisor  Class -4.52
U.S. High Yield Fund–
.
I  Class -4.41
ICE BofA US High Yield Constrained
Index -3.03
Lipper High Yield Funds Average -2.83

T. ROWE PRICE U.S. High Yield Fund

and energy crisis weakened sentiment surrounding the region. SI Group, which produces performance additives to enhance product durability, also underperformed, in large part because of its European exposure. Wheel Pros, which designs and distributes aftermarket vehicle enhancements, also traded lower given the discretionary nature of its products, elevated freight costs, and a reduced liquidity position in the wake of recent merger and acquisition activity.
Radio company Audacy was another detractor as the company experienced a slow post-pandemic recovery due to a slowdown in auto advertising. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The fund's top relative performance contributors on an industry basis were retail, energy, and consumer goods. Our best individual company contributors included Victra Finance, the largest authorized retailer for Verizon Wireless.
The company renewed its contracts with Verizon for another five years, and its recession-resistant business profile further boosted sentiment. Studio City
Finance, a Macau-based casino operator, rallied after the company's casino licenses were extended and the Chinese government eased its zero-COVID policy. Granite US Holdings, a provider of air and gas handling products and services, was another top contributor after rising on news that it will be acquired by Chart Industries. Weatherford International, one of the world's largest multinational oil and natural gas service companies, outperformed the broader sector given its relative insulation to oil price volatility when compared with its exploration and production peers.
How is the fund positioned?
We continued to upgrade the credit quality of the fund. The reduction of our underweight to the BB ratings bucket, which began in the first quarter of 2022 after BB rated bonds underperformed alongside an upward move in rates, continued over the reporting period. We capitalized on this underperformance by investing in what we believe are good companies at attractive dollar prices, which has also worked to position the portfolio more defensively. We increased our allocation to BB rated bonds from approximately 17% of the fund's net assets at the start of the reporting period to around 24% by period-end, and we will likely continue to increase this allocation given our view that we are likely past peak Treasury rates.
We decreased our allocation to B and CCC rated bonds over the period as part of our overall credit quality upgrade exercise. Roughly a quarter of the fund's net assets remains invested in CCC rated bonds, which provides a yield and spread premium relative to the benchmark. Within the CCC bucket, we tend to tilt our positioning to the higher-quality portion of the market and/or to issuers that we believe are mis-rated. As such, the names we do hold have been heavily

T. ROWE PRICE U.S. High Yield Fund

researched and generally offer long maturity runways and healthy liquidity, in our view. We also reduced our allocation to loans over the reporting period and anticipate further reductions given the asset class's notable outperformance over high yield bonds year-to-date.
In terms of industry
positioning, we held a
sizable overweight to the
energy sector throughout
the reporting period, which
benefited performance and
represented our largest
absolute position. However,
we began to reduce our
overweight based on
richer valuations and as
credit spreads within the
sector tightened following
a sustained period of
outperformance. We also held
an overweight to consumer
goods as we have focused
on credits with solid balance
sheets, long debt runways,
and robust liquidity. In
addition, certain credits offer
exposure to categories that
have been resilient, including
beauty and personal care products. Insurance was another overweight, in line with our view that recurring cash flows, strong organic revenue growth, and robust margins have positioned the sector for outperformance amid market volatility. Our largest underweights are to health care, leisure, and services, reflecting our view that more attractive valuations can be found in other segments of the high yield market.
What is portfolio management’s outlook?
Despite the year-to-date sell-off and the increasing likelihood of a recession, we maintain a constructive outlook for high yield bonds. Spreads remain close to their historical averages, while defaults remain well below their long-term averages as many companies have refinanced their debt and extended their maturity walls. While default rates may tick somewhat higher from here due to slower economic growth and continued monetary tightening, we expect they will remain manageable in 2023 based on an overall higher-quality index today
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
U.S. High Yield Fund

T. ROWE PRICE U.S. High Yield Fund

than in the past and as maturity walls have been extended to 2025 and 2026. In addition, technical conditions appear favorable as net supply has shrunk, which has created a supply/demand imbalance for cash bonds, particularly in the lower credit quality tiers in our market.
We believe we have seen peak inflation and Treasury rates but acknowledge that macro risks remain. Given continued risks around the potential and likelihood of a recession, we continue to stress-test credits for resiliency in such an environment, and we have upgraded the overall quality of our portfolio since the start of the year.
The year-to-date sell-off has created more total return opportunities in our market. Historical periods of negative performance for the asset class have typically been followed by periods of outsized returns, and we believe there is considerable opportunity for future capital appreciation currently built into our market. Additionally, as rates have materially risen year-to-date, the yield profile on high yield bonds is attractive, and prospects for income have improved. Credit selection remains the cornerstone of our process and portfolio construction, and we expect it will be the primary driver of alpha in the year ahead, as it has been for us over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE U.S. High Yield Fund

RISKS OF INVESTING
An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, and loans that are rated below investment grade expose the fund to greater volatility and credit risk than investments in securities that are rated investment grade. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments.
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
BENCHMARK INFORMATION
Note: ICE Data Indices, LLC (“ICE DATA”), is used with permission.
ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD-
PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND
REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX
DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED
THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR
RESPECTIVE THIRD-PARTY SUPPLIERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR
THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES
AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED
ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD-PARTY SUPPLIERS DO
NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE PRICE OR ANY
OF ITS PRODUCTS OR SERVICES.

T. ROWE PRICE U.S. High Yield Fund

ICE Benchmark Administration Limited makes no warranty, express or implied, either as to the results to be obtained from the use of ICE LIBOR and/or the figure at which ICE LIBOR stands at any particular time on any particular day or otherwise. ICE Benchmark Administration Limited makes no express or implied warranties of merchantability or fitness for a particular purpose in respect of any use of ICE LIBOR.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior
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Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
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BENCHMARK INFORMATION (continued)

T. ROWE PRICE U.S. High Yield Fund

a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE U.S. High Yield Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/22
Carnival 1.7%
Tutor Perini 1.6
Sigma Holdco BV 1.5
eG Global Finance 1.5
Staples 1.4
LSF9 Atlantis Holdings LLC / Victra Finance 1.4
HUB International 1.3
Tallgrass Energy Partners LP / Tallgrass Energy Finance 1.3
VistaJet Malta Finance PLC / XO Management Holding 1.3
DISH DBS 1.3
ARD Finance 1.3
ERO Copper 1.3
Occidental Petroleum 1.3
White Cap Parent 1.3
Citgo Holding 1.2
Granite US Holdings 1.2
BroadStreet Partners 1.2
SCIH Salt Holdings 1.2
Hess Midstream Partners 1.2
Ford Motor Credit 1.2
Deluxe 1.1
Ascent Resources Utica Holdings LLC / ARU Finance 1.1
Weatherford International 1.1
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US 1.1
Pike 1.1
Total 32.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE U.S. High Yield Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. HIGH YIELD FUND–ADVISOR CLASS
Note: Performance for the Investor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE U.S. High Yield Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years
Since
Inception
Inception
Date
U.S. High Yield Fund –
.
-12.47% 1.56% 2.01% 5/19/17
U.S. High Yield Fund–
.
Advisor  Class -12.62 1.38 3.93 4/30/13
U.S. High Yield Fund–
.
I  Class -12.24 1.69 4.22 4/30/13
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
The T. Rowe Price U.S. High Yield Fund commenced operations on May 19, 2017. At that time, the fund received all of the assets and liabilities of the Henderson High Yield
Opportunities Fund (the Predecessor Fund) and adopted its performance and accounting history. The fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Predecessor Fund was managed by the same portfolio manager as the fund. Performance prior to May 19, 2017, reflects the performance of Class A of the
Predecessor Fund (Advisor Class) and the performance of Class I of the Predecessor Fund (I
Class). The Predecessor Fund's performance reflects its actual operating expense at the time and was not adjusted to reflect the impact of the fund's current fees.

T. ROWE PRICE U.S. High Yield Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Gross Net
U.S. High Yield Fund 0.78% 0.75%
U.S. High Yield Fund–Advisor Class 1.05  0.90
U.S. High Yield Fund–I Class 0.65  0.61
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses. The fund operates under a contractual expense limitation that expires on September 30, 2023.

T. ROWE PRICE U.S. High Yield Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
U.S. HIGH YIELD FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $954.50 $3.67
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.31   3.80
Advisor Class
Actual   1,000.00   954.80   4.41
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.56   4.56
I Class
Actual   1,000.00   955.90   2.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.01   3.09
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.75%,
the
2
Advisor Class was 0.90%, and the
3
I Class was 0.61%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. High Yield Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years
Since
Inception
Inception
Date
U.S. High Yield Fund –
.
-17.07% 0.79% 1.29% 5/19/17
U.S. High Yield Fund–
.
Advisor  Class -17.30  0.61  3.55  4/30/13
U.S. High Yield Fund–
.
I  Class -16.96  0.92  3.84  4/30/13
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
The T. Rowe Price U.S. High Yield Fund commenced operations on May 19, 2017. At that time, the fund received all of the assets and liabilities of the Henderson High Yield
Opportunities Fund (the Predecessor Fund) and adopted its performance and accounting history. The fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Predecessor Fund was managed by the same portfolio manager as the fund. Performance prior to May 19, 2017, reflects the performance of Class A of the
Predecessor Fund (Advisor Class) and the performance of Class I of the Predecessor Fund
(I Class). The Predecessor Fund's performance reflects its actual operating expense at the time and was not adjusted to reflect the impact of the fund's current fees.

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .73 $ 10 .11 $ 9 .39 $ 9 .61 $ 9 .77 $ 10 .16
Investment activities
Net investment
income
(1)(2)
0 .29 0 .55 0 .56 0 .55 0 .62 0 .53
Net realized and
unrealized gain/loss ( 0 .69 ) ( 1 .30 ) 0 .72 ( 0 .22 ) ( 0 .16 ) ( 0 .29 )
Total from
investment activities ( 0 .40 ) ( 0 .75 ) 1 .28 0 .33 0 .46 0 .24
Distributions
Net investment
income ( 0 .29 ) ( 0 .55 ) ( 0 .56 ) ( 0 .55 ) ( 0 .62 ) ( 0 .54 )
Net realized gain — ( 0 .08 ) — — — ( 0 .09 )
Total distributions ( 0 .29 ) ( 0 .63 ) ( 0 .56 ) ( 0 .55 ) ( 0 .62 ) ( 0 .63 )
NET ASSET VALUE
End of period $ 8 .04 $ 8 .73 $ 10 .11 $ 9 .39 $ 9 .61 $ 9 .77

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .55 ) % ( 7 .87 ) % 13 .94% 3 .43% 4 .91% 2 .31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .88%
(4)
0 .78% 0 .79% 0 .87% 0 .93% 1 .13%
Net expenses after
waivers/payments
by Price Associates 0 .75%
(4)
0 .77% 0 .79% 0 .79% 0 .80% 0 .79%
Net investment
income 7 .10%
(4)
5 .62% 5 .60% 5 .75% 6 .38% 5 .25%
Portfolio turnover rate 11 .7% 73 .4% 135 .3% 156 .7% 134 .3% 194 .2%
Net assets, end of
period (in thousands) $224,689 $266,157 $437,017 $276,480 $174,818 $75,903
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .71 $ 10 .10 $ 9 .38 $ 9 .61 $ 9 .77 $ 10 .16
Investment activities
Net investment
income
(1)(2)
0 .28 0 .54 0 .55 0 .54 0 .60 0 .52
Net realized and
unrealized gain/loss ( 0 .68 ) ( 1 .31 ) 0 .71 ( 0 .24 ) ( 0 .15 ) ( 0 .30 )
Total from
investment activities ( 0 .40 ) ( 0 .77 ) 1 .26 0 .30 0 .45 0 .22
Distributions
Net investment
income ( 0 .28 ) ( 0 .54 ) ( 0 .54 ) ( 0 .53 ) ( 0 .61 ) ( 0 .52 )
Net realized gain — ( 0 .08 ) — — — ( 0 .09 )
Total distributions ( 0 .28 ) ( 0 .62 ) ( 0 .54 ) ( 0 .53 ) ( 0 .61 ) ( 0 .61 )
NET ASSET VALUE
End of period $ 8 .03 $ 8 .71 $ 10 .10 $ 9 .38 $ 9 .61 $ 9 .77

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .52 ) % ( 8 .13 ) % 13 .78% 3 .17% 4 .76% 2 .14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .02%
(4)
0 .99% 0 .97% 0 .98% 1 .05% 1 .41%
Net expenses after
waivers/payments
by Price Associates 0 .90%
(4)
0 .92% 0 .94% 0 .94% 0 .95% 0 .94%
Net investment
income 6 .96%
(4)
5 .49% 5 .52% 5 .60% 6 .25% 5 .14%
Portfolio turnover rate 11 .7% 73 .4% 135 .3% 156 .7% 134 .3% 194 .2%
Net assets, end of
period (in thousands) $5,414 $6,873 $13,815 $14,497 $10,963 $10,910
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .68 $ 10 .06 $ 9 .35 $ 9 .57 $ 9 .73 $ 10 .12
Investment activities
Net investment
income
(1)(2)
0 .30 0 .57 0 .57 0 .56 0 .63 0 .55
Net realized and
unrealized gain/loss ( 0 .69 ) ( 1 .31 ) 0 .71 ( 0 .22 ) ( 0 .15 ) ( 0 .30 )
Total from
investment activities ( 0 .39 ) ( 0 .74 ) 1 .28 0 .34 0 .48 0 .25
Distributions
Net investment
income ( 0 .29 ) ( 0 .56 ) ( 0 .57 ) ( 0 .56 ) ( 0 .64 ) ( 0 .55 )
Net realized gain — ( 0 .08 ) — — — ( 0 .09 )
Total distributions ( 0 .29 ) ( 0 .64 ) ( 0 .57 ) ( 0 .56 ) ( 0 .64 ) ( 0 .64 )
NET ASSET VALUE
End of period $ 8 .00 $ 8 .68 $ 10 .06 $ 9 .35 $ 9 .57 $ 9 .73

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .41 ) % ( 7 .79 ) % 14 .04% 3 .58% 5 .06% 2 .45%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .69%
(4)
0 .65% 0 .68% 0 .72% 0 .81% 1 .00%
Net expenses after
waivers/payments
by Price Associates 0 .61%
(4)
0 .61% 0 .63% 0 .64% 0 .64% 0 .64%
Net investment
income 7 .25%
(4)
6 .04% 5 .78% 5 .86% 6 .59% 5 .48%
Portfolio turnover rate 11 .7% 73 .4% 135 .3% 156 .7% 134 .3% 194 .2%
Net assets, end of
period (in thousands) $201,123 $228,946 $55,120 $44,469 $29,428 $39,821
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
November 30, 2022 (Unaudited)
22
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.4% (1)
Basic Industry 1.0%
Tutor Perini, FRN, 1M USD LIBOR + 4.75%, 8.821%, 8/18/27  (2) 4,433 4,167
4,167
Consumer Goods 1.6%
Journey Personal Care, FRN, 1M USD LIBOR + 4.25%, 7.924%,
3/1/28  5,901 4,220
Naked Juice, FRN, 1M TSFR + 6.10%, 9.653%, 1/20/30  3,230 2,806
7,026
Health Care 1.0%
Bausch Health, FRN, 1M TSFR + 5.25%, 9.146%, 2/1/27  5,861 4,349
4,349
Retail 1.1%
KNS Midco, FRN, 1M USD LIBOR + 6.25%, 10.42%, 4/21/27  5,232 4,779
4,779
Services 0.7%
Staples, FRN, 3M USD LIBOR + 5.00%, 7.782%, 4/16/26  3,365 2,996
2,996
Total Bank Loans (Cost $27,845) 23,317
CORPORATE BONDS 87.3%
Automotive 4.3%
Adient Global Holdings, 4.875%, 8/15/26  (3) 4,727 4,325
Allison Transmission, 3.75%, 1/30/31  (3) 3,360 2,789
Ford Motor Credit, 4.00%, 11/13/30  3,195 2,730
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,237
Jaguar Land Rover Automotive, 5.50%, 7/15/29  (3) 5,890 4,182
Wheel Pros, 6.50%, 5/15/29  (3) 6,255 2,252
18,515
Basic Industry 6.2%
Element Solutions, 3.875%, 9/1/28  (3) 2,540 2,169
ERO Copper, 6.50%, 2/15/30  (3) 6,940 5,348
Novelis, 3.875%, 8/15/31  (3) 4,910 4,026
Pike, 5.50%, 9/1/28  (3) 5,360 4,744
Polar U.S. Borrower, 6.75%, 5/15/26  (3) 6,250 2,570
SCIH Salt Holdings, 6.625%, 5/1/29  (3) 6,095 5,051
Tutor Perini, 6.875%, 5/1/25  (3) 3,250 2,803
26,711
Capital Goods 6.5%
ARD Finance, (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27  (3)(4) 7,238 5,356
Bombardier, 7.875%, 4/15/27  (3) 4,410 4,311
Dornoch Debt Merger Sub, 6.625%, 10/15/29  (3) 6,370 4,236
GrafTech Finance, 4.625%, 12/15/28  (3) 5,572 4,646
T. ROWE PRICE U.S. High Yield Fund

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Granite U.S. Holdings, 11.00%, 10/1/27  (3) 4,944 5,154
Spirit AeroSystems, 4.60%, 6/15/28  5,825 4,544
28,247
Consumer Goods 6.2%
Coty, 4.75%, 1/15/29  (3) 5,355 4,726
Coty, 6.50%, 4/15/26  (3) 615 587
HLF Financing, 4.875%, 6/1/29  (3) 5,644 4,021
MajorDrive Holdings IV, 6.375%, 6/1/29  (3) 5,985 4,609
Sigma Holdco, 7.875%, 5/15/26  (3) 9,398 6,649
Tempur Sealy International, 3.875%, 10/15/31  (3) 2,503 1,921
Triton Water Holdings, 6.25%, 4/1/29  (3) 5,520 4,278
26,791
Energy 15.5%
Ascent Resources Utica Holdings, 5.875%, 6/30/29  (3) 2,595 2,329
Ascent Resources Utica Holdings, 8.25%, 12/31/28  (3) 2,515 2,496
Citgo Holding, 9.25%, 8/1/24  (3) 5,105 5,111
Colgate Energy Partners III, 5.875%, 7/1/29  (3) 4,215 3,878
Comstock Resources, 6.75%, 3/1/29  (3) 1,530 1,473
Encino Acquisition Partners Holdings, 8.50%, 5/1/28  (3) 4,307 4,135
EQM Midstream Partners, 4.50%, 1/15/29  (3) 685 600
EQM Midstream Partners, 4.75%, 1/15/31  (3) 1,735 1,466
Gulfport Energy, 8.00%, 5/17/26  (3) 4,210 4,168
Harvest Midstream I, 7.50%, 9/1/28  (3) 4,270 4,110
Hess Midstream Operations, 4.25%, 2/15/30  (3) 4,525 3,880
Hess Midstream Operations, 5.50%, 10/15/30  (3) 1,140 1,049
Howard Midstream Energy Partners, 6.75%, 1/15/27  (3) 4,920 4,576
NGL Energy Operating, 7.50%, 2/1/26  (3) 4,945 4,451
Occidental Petroleum, 6.375%, 9/1/28  2,410 2,452
Occidental Petroleum, 6.45%, 9/15/36  1,000 1,002
Occidental Petroleum, 8.50%, 7/15/27  1,740 1,897
Sunoco, 4.50%, 5/15/29  2,700 2,349
Sunoco, 4.50%, 4/30/30  2,775 2,407
Tallgrass Energy Partners, 6.00%, 12/31/30  (3) 6,200 5,596
USA Compression Partners, 6.875%, 9/1/27  2,795 2,655
Weatherford International, 8.625%, 4/30/30  (3) 4,943 4,714
66,794
Financial Services 3.7%
Advisor Group Holdings, 10.75%, 8/1/27  (3) 3,595 3,658
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (3) 1,016 1,024
FirstCash, 5.625%, 1/1/30  (3) 4,810 4,377
PennyMac Financial Services, 4.25%, 2/15/29  (3) 4,615 3,611
Rocket Mortgage, 4.00%, 10/15/33  (3) 4,455 3,268
15,938
Health Care 2.8%
Bausch Health Americas, 9.25%, 4/1/26  (3) 2,295 1,446

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CHS, 5.25%, 5/15/30  (3) 2,275 1,723
CHS, 6.875%, 4/1/28  (3) 6,311 2,966
Pediatrix Medical Group, 5.375%, 2/15/30  (3) 4,305 3,638
U.S. Renal Care, 10.625%, 7/15/27  (3) 5,585 2,234
12,007
Insurance 3.9%
Alliant Holdings Intermediate, 5.875%, 11/1/29  (3) 3,080 2,622
BroadStreet Partners, 5.875%, 4/15/29  (3) 6,005 5,097
HUB International, 5.625%, 12/1/29  (3) 6,385 5,603
Ryan Specialty Group, 4.375%, 2/1/30  (3) 4,130 3,531
16,853
Leisure 4.7%
Carnival, 5.75%, 3/1/27  (3) 9,220 7,007
Carnival Holdings Bermuda, 10.375%, 5/1/28  (3) 1,220 1,269
Hilton Domestic Operating, 3.625%, 2/15/32  (3) 3,765 3,045
Life Time, 5.75%, 1/15/26  (3) 4,399 4,179
Six Flags Entertainment, 5.50%, 4/15/27  (3) 356 321
Studio City Finance, 5.00%, 1/15/29  (3) 6,340 4,497
20,318
Media 7.1%
CCO Holdings, 4.50%, 5/1/32  5,410 4,382
CMG Media, 8.875%, 12/15/27  (3) 4,717 3,632
Deluxe, 8.00%, 6/1/29  (3) 5,710 4,718
DISH DBS, 7.375%, 7/1/28  7,345 5,417
Radiate Holdco, 6.50%, 9/15/28  (3) 6,350 3,508
Sinclair Television Group, 4.125%, 12/1/30  (3) 5,595 4,280
Urban One, 7.375%, 2/1/28  (3) 5,155 4,485
30,422
Real Estate 3.2%
Brookfield Property REIT, 4.50%, 4/1/27  (3) 4,770 4,174
Millennium Escrow, 6.625%, 8/1/26  (3) 2,975 2,142
Outfront Media Capital, 4.25%, 1/15/29  (3) 5,040 4,183
VICI Properties, 4.125%, 8/15/30  (3) 3,995 3,481
13,980
Retail 6.4%
Bath & Body Works, 5.25%, 2/1/28  3,605 3,290
Bath & Body Works, 6.625%, 10/1/30  (3) 1,146 1,067
eG Global Finance, 6.75%, 2/7/25  (3) 6,985 6,304
LSF9 Atlantis Holdings, 7.75%, 2/15/26  (3) 6,410 5,881
Michaels, 7.875%, 5/1/29  (3) 6,195 3,663
NMG Holding, 7.125%, 4/1/26  (3) 3,355 3,221
Yum! Brands, 3.625%, 3/15/31  4,855 4,060
27,486
Services 2.8%
PECF USS Intermediate Holding III, 8.00%, 11/15/29  (3) 5,955 3,521

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Staples, 7.50%, 4/15/26  (3) 3,580 3,155
White Cap Parent, (8.250% PIK), 8.25%, 3/15/26  (3)(4) 6,225 5,291
11,967
Technology & Electronics 3.7%
CommScope, 8.25%, 3/1/27  (3) 5,271 4,513
Entegris, 3.625%, 5/1/29  (3) 4,708 3,961
ION Trading Technologies, 5.75%, 5/15/28  (3) 4,685 3,765
Veritas U.S., 7.50%, 9/1/25  (3) 5,355 3,829
16,068
Telecommunications 6.5%
Consolidated Communications, 6.50%, 10/1/28  (3) 5,680 4,672
DKT Finance, 9.375%, 6/17/23  (3) 2,955 2,874
Frontier Communications Holdings, 5.875%, 11/1/29  2,615 2,079
Frontier Communications Holdings, 6.00%, 1/15/30  (3) 2,480 2,028
Frontier Communications Holdings, 6.75%, 5/1/29  (3) 505 422
LCPR Senior Secured Financing, 6.75%, 10/15/27  (3) 1,823 1,718
Level 3 Financing, 3.625%, 1/15/29  (3) 5,800 4,263
Northwest Fiber, 4.75%, 4/30/27  (3) 5,215 4,563
Telesat Canada, 6.50%, 10/15/27  (3) 3,900 1,199
Viasat, 6.50%, 7/15/28  (3) 5,650 4,329
28,147
Transportation 2.3%
American Airlines, 5.75%, 4/20/29  (3) 4,615 4,280
VistaJet Malta Finance, 6.375%, 2/1/30  (3) 6,795 5,572
9,852
Utility 1.5%
Clearway Energy Operating, 3.75%, 2/15/31  (3) 5,035 4,229
Vistra Operations, 5.625%, 2/15/27  (3) 2,381 2,298
6,527
Total Corporate Bonds (Cost $454,330) 376,623
PREFERRED STOCKS 1.2%
Energy 0.6%
Crestwood Equity Partners, 9.25%  (5) 301 2,720
2,720
Financial Services 0.6%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  152 2,394
2,394
Total Preferred Stocks (Cost $4,842) 5,114

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 3.86%  (6)(7) 17,514 17,514
Total Short-Term Investments (Cost $17,514) 17,514
Total Investments in Securities
98.0% of Net Assets
(Cost $504,531) $ 422,568

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$335,122 and represents 77.7% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Perpetual security with no stated maturity date.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — # $ — $ 119 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 9,350 ¤ ¤ $ 17,514 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $119 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,514.

T. ROWE PRICE U.S. High Yield Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $504,531) $ 422,568
Interest receivable 7,995
Receivable for investment securities sold 2,576
Cash 349
Receivable for shares sold 207
Other assets 38
Total assets 433,733
Liabilities
Payable for shares redeemed 1,105
Payable for investment securities purchased 865
Investment management fees payable 193
Due to affiliates 8
Other liabilities 336
Total liabilities 2,507
NET ASSETS $ 431,226

T. ROWE PRICE U.S. High Yield Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (109,917)
Paid-in capital applicable to 53,771,939 shares of $0.01 par value capital stock outstanding; 3,000,000,000 shares of the
Corporation authorized 541,143
NET ASSETS $ 431,226
NET ASSET VALUE PER SHARE
Investor Class
($224,689,270 / 27,945,065 shares outstanding) $ 8.04
Advisor Class
($5,413,325 / 674,070 shares outstanding) $ 8.03
I Class
($201,122,984 / 25,152,804 shares outstanding) $ 8.00

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 17,879
Dividend 54
Total income 17,933
Expenses
Investment management 1,271
Shareholder servicing
Investor Class $ 273
Advisor Class 5
I Class 55 333
Rule 12b-1 fees
Advisor Class 6
Prospectus and shareholder reports
Investor Class 22
I Class 4 26
Custody and accounting 99
Registration 43
Legal and audit 18
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (241)
Total expenses 1,565
Net investment income 16,368
Realized and Unrealized Gain / Loss –
Net realized loss on securities (20,424)
Change in net unrealized gain / loss
Securities (18,875)
Other assets and liabilities denominated in foreign currencies (9)
Change in net unrealized gain / loss (18,884)
Net realized and unrealized gain / loss (39,308)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (22,940)

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,368 $ 31,644
Net realized loss (20,424) (4,168)
Change in net unrealized gain / loss (18,884) (74,201)
Decrease in net assets from operations (22,940) (46,725)
Distributions to shareholders
Net earnings
Investor Class (8,429) (26,894)
Advisor Class (212) (853)
I Class (7,640) (8,628)
Decrease in net assets from distributions (16,281) (36,375)
Capital share transactions
*
Shares sold
Investor Class 49,775 174,704
Advisor Class 342 3,724
I Class 29,506 253,540
Distributions reinvested
Investor Class 7,980 24,341
Advisor Class 212 853
I Class 6,441 7,514
Shares redeemed
Investor Class (78,792) (316,300)
Advisor Class (1,467) (9,740)
I Class (45,526) (59,512)
Increase (decrease) in net assets from capital share
transactions (31,529) 79,124

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (70,750) (3,976)
Beginning of period 501,976 505,952
End of period $ 431,226 $ 501,976
*Share information (000s)
Shares sold
Investor Class 6,130 17,787
Advisor Class 42 384
I Class 3,591 26,468
Distributions reinvested
Investor Class 988 2,489
Advisor Class 26 87
I Class 802 797
Shares redeemed
Investor Class (9,678) (32,996)
Advisor Class (183) (1,050)
I Class (5,625) (6,359)
Increase (decrease) in shares outstanding (3,907) 7,607

T. ROWE PRICE U.S. High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return, and secondarily, current income. The fund has three classes of shares: the U.S. High Yield Fund (Investor Class), the U.S. High
Yield Fund–Advisor Class (Advisor Class), and the U.S. High Yield Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as
Shares redeemed and Shares sold, respectively. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. High Yield Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

T. ROWE PRICE U.S. High Yield Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE U.S. High Yield Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 376,623 $ — $ 376,623
Bank Loans — 19,150 4,167 23,317
Preferred Stocks 2,720 2,394 — 5,114
Short-Term Investments 17,514 — — 17,514
Total $ 20,234 $ 398,167 $ 4,167 $ 422,568

T. ROWE PRICE U.S. High Yield Fund

suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment

T. ROWE PRICE U.S. High Yield Fund

at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $51,479,000 and $94,792,000, respectively, for the six months ended
November 30, 2022.
NOTE 4 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $504,721,000. Net unrealized loss aggregated $82,171,000 at period-end, of which $1,698,000 related to appreciated investments and $83,869,000 related to depreciated investments.

T. ROWE PRICE U.S. High Yield Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE U.S. High Yield Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $560,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $215,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.75% 0.90% 0.05%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(152) $(4) $(85)

T. ROWE PRICE U.S. High Yield Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE U.S. High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE U.S. High Yield Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
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Explore products and services that can help
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Whether you want to put away more money for retirement, for a child’s education, or
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301 - 2568593
F1106-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023